[The American Funds Group(R)]

The Tax-Exempt Bond Fund of America

1998 Annual Report for the year ended August 31

The Life Cycle of Your Fund's Portfolio

[illustrations within an outline of a clock: fish; map of the United States; doctors; two hands holding each other]

THE TAX-EXEMPT BOND FUND OF AMERICA(R)

SEEKS A HIGH LEVEL OF FEDERALLY TAX-FREE CURRENT INCOME, CONSISTENT WITH PRESERVATION OF CAPITAL, THROUGH A DIVERSIFIED PORTFOLIO OF MUNICIPAL BONDS.

THE TAX-EXEMPT BOND FUND OF AMERICA IS ONE OF THE 28 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY. SINCE 1931, CAPITAL HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

INVESTMENT HIGHLIGHTS
through August 31, 1998
12-month total return                            +8.26%
(income plus capital changes, with dividends reinvested)
Tax-free distribution rate for August            +4.65%
(income return only, reflecting maximum sales charge)
Taxable equivalent distribution rate             +7.70%
(for August, assuming a 39.6% federal tax rate)
SEC 30-day yield as of August 31                 +3.89%
(reflecting maximum sales charge)

For current yield information, please call toll-free: 800/421-0180.

WHY TAX-FREE INVESTING CAN BE WORTHWHILE

                                                                    The fund's 4.65%

                                                                    tax-free distribution

                                                                    rate in August/2/

                                                                    is equivalent to a

Your Taxable Income                            Current Federal      taxable distribution

Single                  Joint                  Tax Rate/1/          rate of:

$0 - 25,350             $0 - 42,350            15.0%                5.47%

25,351 - 061,400        42,351 - 102,300       28.0                 6.46

61,401 - 128,100        102,301 - 155,950      31.0                 6.74

128,101 - 278,450       155,951 - 278,450      36.0                 7.27

Over 278,450            Over 278,450           39.6                 7.70


/1/ The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

/2/ The fund's distribution rate in the table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions, and fund expenses.

Fund results in this report were computed without a sales charge unless otherwise indicated. The maximum sales charge is 4.75% of the fund's offering price. Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of September 30, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 3.64%. The fund's distribution rate as of that date was 4.56%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. Income may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, are taxable.

[Begin Sidebar]

DISTRIBUTION RATE DIFFERENCE

The chart on the right shows the margin of difference between The Tax-Exempt Bond Fund of America's distribution rate and the rate paid by the average municipal bond fund since June 1992.* As you can see, for more than five years, the fund's rate has surpassed the rate paid by the average municipal bond fund. This is due in part to a December 1993 change in investment policy, which has allowed the fund greater flexibility to invest in securities rated Baa and BBB (the lowest "investment-grade" categories). Distribution rates are calculated by dividing dividends paid during the previous 12 months by the sum of the net asset value and any capital gains paid.

*As calculated by Lipper Analytical Services

Date             Distribution

                 Rate Difference

06/30/92         -0.16

07/31/92         -0.13

08/31/92         -0.06

09/30/92         -0.05

10/31/92         -0.09

11/30/92         -0.01

12/31/92         0.00

01/31/93         0.03

02/28/93         0.03

03/31/93         0.01

04/30/93         -0.01

05/31/93         0.06

06/30/93         0.02

07/31/93         0.02

08/31/93         0.04

09/30/93         0.05

10/31/93         0.13

11/30/93         0.19

12/31/93         0.18

01/31/94         0.19

02/28/94         0.22

03/31/94         0.19

04/30/94         0.31

05/31/94         0.31

06/30/94         0.34

07/31/94         0.39

08/31/94         0.39

09/30/94         0.45

10/31/94         0.48

11/30/94         0.41

12/31/94         0.47

01/31/95         0.50

02/28/95         0.51

03/31/95         0.50

04/30/95         0.49

05/31/95         0.50

06/30/95         0.50

07/31/95         0.53

08/31/95         0.52

09/30/95         0.51

10/31/95         0.50

11/30/95         0.48

12/31/95         0.49

01/31/96         0.45

02/28/96         0.45

03/31/96         0.44

04/30/96         0.44

05/31/96         0.39

06/30/96         0.39

07/31/96         0.36

08/31/96         0.35

09/30/96         0.33

10/31/96         0.33

11/30/96         0.36

12/31/96         0.35

01/31/97         0.35

02/28/97         0.36

03/31/97         0.36

04/30/97         0.38

05/31/97         0.39

06/30/97         0.40

07/31/97         0.42

08/31/97         0.43

09/30/97         0.41

10/31/97         0.41

11/30/97         0.38

12/31/97         0.42

01/31/98         0.44

02/28/98         0.42

03/31/98         0.43

04/30/98         0.42

05/31/98         0.44

06/30/98         0.44

07/31/98         0.43

08/31/98         0.44


[End Sidebar]

FELLOW SHAREHOLDERS:

Fiscal 1998 was another good year for The Tax-Exempt Bond Fund of America. The value of your holdings rose 8.3% if, like most shareholders, you reinvested your dividends totaling 62 cents a share and your 3.8-cents-a-share capital gain distribution paid last December. This December, the fund expects to pay a capital gain distribution of about 19 cents a share.

Those of you who took dividends in cash had an income return of 5.1%. In addition, you saw the value of your holdings rise 3.0%. The income is equivalent to an 8.4% taxable yield for investors in the 39.6% federal tax bracket.

By comparison, the average municipal bond fund was up 8.2% for the 12 months ended August 31, according to Lipper Analytical Services, a mutual fund tracking service. The Lehman Brothers Municipal Bond Index, which measures the broad tax-exempt market and pays no expenses, had an 8.6% total return. Over its lifetime, The Tax-Exempt Bond Fund of America has earned an 8.6% average annual return, outpacing the average municipal bond fund's return of 8.2%.

Events at home and abroad bolstered much of the U.S. bond market and pushed interest rates down. Domestic economic growth continued to be strong while unemployment declined and inflation remained in check. Additionally, a volatile U.S. stock market and financial turmoil in Asia, Latin America and Russia triggered a "flight to quality." Fleeing the turbulence, many investors went shopping for U.S. Treasury bonds, driving their prices up. Tax-exempt bonds couldn't keep pace but fared well nonetheless.

Until recently, yield spreads - the difference between yields paid by higher rated and lower rated bonds - were narrowing, making it more difficult to find good value among lower rated issues. For that reason, we concentrated on adding higher rated bonds to the fund's portfolio. Additionally, several of the fund's holdings saw their credit ratings upgraded by the rating agencies, which also contributed to our higher exposure to bonds rated A and above (now 73.1%, up from 65.1% a year ago).

This past year we have again seen our emphasis on research bear fruit. Many bond issuers took advantage of lower interest rates to "advance refund." One holding you'll read about in the following pages demonstrates the benefits of this process. We will also tell you about a project we invested in a few years ago that is now a proud addition to the Long Beach waterfront in California and introduce you to a new holding off to a promising start.

Happily, our shareholder base keeps growing. This year, the Tax-Exempt Bond Fund of America's assets grew 12.7% to $1.8 billion. We wish to welcome our new shareholders and thank all of you who are staying the course. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

October 14, 1998


[Begin Sidebar]

Here's how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 1998, the end of the fund's latest fiscal year.

As you can see, the $10,000 investment would have grown to $45,428 with the 4.75% maximum sales charge included and all distributions reinvested, an average increase of 8.33% a year.

Average Annual Compound Returns*

                                       8/31/98                 9/30/98

                                       (fiscal                 (latest calendar

for periods ended                      year-end)               quarter)

Lifetime (since October 3, 1979)       +8.33%                  +8.36%

10 Years                               +7.59%                  +7.49%

Five Years                             +5.26%                  +5.27%

One Year                               +3.14%                  +3.04%


*Assumes reinvestment of all distributions and payment of the 4.75% maximum sales charge at the beginning of the stated periods.

$47,699/1/
TEBF at net asset value
(without any sales charge)

$47,646/2/
Lehman Brothers
Municipal Bond Index

$45,428/3/,/4/
TEBF at maximum
Offering price

$44,512/5/
Lipper General
Municipal Debt
Funds Average

$10,000/3/
original investment

[begin mountain chart]



Year ended August 31                        1980/#/            1981               1982              1983

TEBF at net asset value

(without any sales charge)                  9,815              8,933              11,230            13,086

Lehman Brothers

Municipal Bond Index /2/                    9,543              8,017              10,544            12,179

TEBF at maximum

offering price                              9,348              8,508              10,696            12,444

Lipper General Municipal

Bond Fund Average /5/                       8,800              7,651              9,827             11,722



Year ended August 31                        1984               1985               1986              1987

TEBF at net asset value

(without any sales charge)                  14,029             16,332             20,277            20,491

Lehman Brothers

Municipal Bond Index /2/                    13,234             15,435             18,999            19,879

TEBF at maximum

offering price                              13,361             15,555             19,312            19,516

Lipper General Municipal

Bond Fund Average /5/                       12,660             14,930             18,492            18,944



Year ended August 31                        1988               1989               1990              1991

TEBF at net asset value

(without any sales charge)                  21,889             24,108             25,275            28,233

Lehman Brothers

Municipal Bond Index /2/                    21,246             23,580             25,093            28,052

TEBF at maximum

offering price                              20,827             22,960             24,072            26,889

Lipper General Municipal

Bond Fund Average /5/                       20,312             22,654             23,776            26,648



Year ended August 31                        1992               1993               1994              1995

TEBF at net asset value

(without any sales charge)                  31,283             35,168             35,118            $36,174

Lehman Brothers

Municipal Bond Index /2/                    31,184             34,989             35,038            38,144

TEBF at maximum

offering price                              29,793             33,493             33,446            36,357

Lipper General Municipal

Bond Fund Average /5/                       29,665             33,330             33,063            36,559



Year ended August 31                        1996               1997               1998

TEBF at net asset value

(without any sales charge)/1/               $40,278            $44,059            $47,699 /1/

Lehman Brothers

Municipal Bond Index /2/                    40,142             43,853             47,646

TEBF at maximum

offering price /3/,/4/                      38,361             41,961             45,428 /3/

Lipper General Municipal

Bond Fund Average /5/                       37,371             40,787             44,512

[end mountain chart]
Past results are not predictive of future results.

/#/For the period October 3, 1979 through August 31, 1980.

/1/ Includes reinvested dividends of $29,267 and reinvested capital gain distributions of $1,342.

/2/ With interest compounded. The index, which started on January 1, 1980, is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ These figures, unlike those shown elsewhere in this report, reflect payment of the maximum sales charge of 4.75% on the $10,000 investment. Thus, the net amount invested was $9,525. As outlined in the prospectus, the sales charge is reduced for larger investments. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. Results shown do not take into account income or capital gain taxes.

/4/ Includes reinvested dividends of $27,873 and reinvested capital gain distributions of $1,277.

/5/ With dividends reinvested. The average does not reflect sales charges.

[End Sidebar]

THE LIFE CYCLE OF YOUR FUND'S PORTFOLIO

[photos:  doctor examining patient, two hands, fish]

INVESTING IN THE TAX-EXEMPT MARKET

ALICE IN WONDERLAND was not intended as investment advice. But like the best children's stories, it captures many truths of life. Having come to a fork in the road, Alice asked a Cheshire cat which path she should take. "Where do you want to go?" the cat replied. Alice didn't know. "Then," the cat concluded, "it doesn't matter." In life there are often many paths to choose from. The road you embark on is determined by where you want to go - and to reach your goal, you must stay the course.

As an investor in the municipal bond market, you want to generate income free from federal income taxes while preserving the value of your money. But what path should you choose? The sheer size of the tax-exempt market can seem overwhelming. More than $1.3 trillion in bonds is currently outstanding in the U.S. tax-exempt market. In 1997 alone, $220 billion in new municipal bonds was issued.

Additionally, the world of tax-exempt investments includes bonds that match any tolerance for risk, from highly rated and insured bonds to high-yield bonds with more risk of default but the potential for greater rewards.

A LIVING THING

As a shareholder in The Tax-Exempt Bond Fund of America, you have entrusted your money to a group of investment professionals who sift through this array of options to achieve the best blend of different kinds of bonds. To that end, they build and rebuild your fund's portfolio. The fund is, in a sense, a living thing. Like families, portfolios are composed of young, old and those in between. Some bonds might be paid back early, others may run their course to maturity. Bonds once considered risky can be upgraded by rating agencies. Some bonds are sold, new ones added.

In the following pages you'll read about three projects that illustrate our commitment to keeping your fund in optimal balance. Together they reflect the life cycle of your fund's portfolio.

[Begin Photo Caption]
The Long Beach Aquarium, on five acres of the new Rainbow Harbor, aims "to instill a sense of wonder, respect and stewardship for the Pacific Ocean and its inhabitants."
[End Photo Caption]

[map of California]

SPLASHING TO SUCCESS: THE LONG BEACH AQUARIUM OF THE PACIFIC

AN UNUSUAL INVESTMENT

A few years ago we told you about an unusual investment we had made: bonds issued for an aquarium in Long Beach, California. In 1995, $117 million was raised to build the Long Beach Aquarium of the Pacific, part of a wider project to renovate the Long Beach waterfront. These bonds represent an older holding in your fund's portfolio and tell the story of an empty lot that became one of the nation's finest aquariums.

NO STONE UNTURNED

"When the bonds for the Long Beach Aquarium were issued, several aquariums in the nation were having trouble maintaining attendance," says David Hoag, an analyst for Capital Research and Management Company, your fund's adviser. "So the aquarium's ability to generate revenue was a main risk factor."

Hoag visited aquariums around the country to find out why some were doing better than others. "A successful aquarium," he concluded, "has to be integrated into a greater tourist experience." The Long Beach Aquarium fit the bill. A short walk from the newly expanded convention center, it seemed likely to draw conventioneers and vacationers. In addition, the city expected it would be used for private parties and meetings.

Another question was whether the project would be finished within budget and on schedule. The aquarium was being built by a Japanese firm with aquarium construction experience. One of the first things Hoag did was contact Capital Research's construction analyst in Tokyo. He learned that the firm has a reputation for finishing projects, even complex ones, on time and within budget.

The City of Long Beach also pledged to use revenues from a hotel tax as well as money from property it leases along the waterfront to make payments on the bonds if the aquarium didn't attract enough visitors.

REAPING THE REWARDS

As always, research didn't stop once the bonds were part of the fund's portfolio. As the aquarium was being built, Hoag kept a close watch and got to know the growing staff. Warren J. Illif, the aquarium's president, impressed Hoag with his enthusiasm and dedication. The marketing vice president, recruited from a highly successful California amusement park, also instilled confidence.

[Begin Photo Caption]
Children find out more about the Pacific Ocean while having fun watching a scuba diver.
[End Photo Caption]

"We want people to learn more than they ever knew about the Pacific Ocean," says Illif. "We also want them to say $wow.'" By June 20, 1998, 10,000 marine animals representing 550 species were comfortably settled into their new home, which covers five acres of the new Rainbow Harbor. On that day this high-tech waterworld, the nation's fourth largest, opened its doors to the public. So far, more than 700,000 people have passed through. "That's more than we expected," says Larry Hudspeth, the aquarium's vice president of Finance and Administration.

Colorful exhibits tell the story of the Pacific Rim and the populous sea that covers nearly half the planet. Schools and families especially like all the activities for children. "The kids went crazy in here," says Lorraine Washington, a teacher from Willard Children's Center in Pasadena who plans to visit again on her own. "The teachers went crazy too," she confesses with a laugh. "It's beautiful, it's interesting, it's fun."

MOVING IN THE RIGHT DIRECTION:

LAMBETH HOUSE

A GROWING MARKET

Today people are living longer than ever before. The over-80 population is one of the fastest growing age segments in the country. Because senior citizens are not only living longer but staying active to an older age, there is a growing demand for housing that gives the elderly more flexibility in how they're cared for.

The result: the continuing-care retirement community. These facilities provide everything from independent living to nursing-home care at one location. Residents move to different care levels as their needs change.

This fall, with the help of The Tax-Exempt Bond Fund of America, New Orleans, city of revelry and celebration, hot food, cool costumes and the steamy southern sun, opens its first continuing-care community. The bonds that financed Lambeth House have been in your fund's portfolio long enough to go through some positive changes, and the facility is only just ready to open its doors.

AN UNLIKELY LOCATION

It might seem unusual that Lambeth House is located by a shopping center. But when the mall is in the middle of a residential area overlooking the Mississippi River, steps from Audubon Park, Audubon Zoo, and probably a few grandchildren, it starts to make sense.

Yvonne LaPrime, a veteran music teacher born and raised in New Orleans, was one of the first to sign up. Like many seniors, Mrs. LaPrime, 86, wanted to stay in her hometown but was afraid New Orleans didn't offer the right kind of living arrangements. "I thought I would have to move to Baton Rouge. But Lambeth House has everything I'm going to need," she says.

Lambeth House offers 118 independent-living units, 51 assisted-living units and 39 skilled-nursing units. The facility is adjacent to many amenities seniors want - a grocer, restaurant, bookstore, dry cleaner, gift shop and bakery. Residents won't have to worry about uninvited company, though. Lambeth has been designed so they can move freely while mall shoppers are restricted to the retail area.

[Begin Photo Caption]
Seniors today are not only living longer, but also staying active to an older age.
[End Photo Caption]

[map of Louisiana]

[Begin Photo Caption]
Seniors are free to pursue their interests at new retirement communities such as Lambeth House.
[End Photo Caption]

RISK AND REWARD

Because the project's sponsor, Episcopal Housing, is nonprofit, bonds to finance Lambeth House could be issued in the tax-exempt market. Recalls Capital Research analyst Mark Macdonald, "All I had before me was an artist's rendering of what the building was going to look like and some projections about finances five years down the road."

But Macdonald knew that Greystone Communities, Inc., which had been hired to develop and manage Lambeth House, was a conservative and experienced manager. Additionally, the architects who designed Lambeth House had received awards for design excellence from the American Institute of Architects and the American Association of Homes for the Aging.

Because the bonds were backed only by future revenues, the main risk was that people wouldn't move in to Lambeth House. Though 75% of the apartments were reserved when Macdonald recommended the bonds, people could change their minds and get their money back. Partly because of that risk, the bonds were considered speculative and were unrated by the rating agencies. Unrated bonds pay a higher interest rate to compensate buyers for the higher risk they're taking.

Macdonald checked the competition before recommending the investment. He found long waiting lists and high occupancy rates, and also noticed that Lambeth House was a far more attractive facility than most retirement homes in the city. Additionally, he learned that there was a great deal of wealth in that part of New Orleans. The local economy and real estate market were also important. Residents normally sell their homes before moving to a continuing-care facility, so a soft real estate market could mean vacancies.

"ADVANCE REFUNDING"

Because the project had progressed well, and because interest rates today are much lower than in 1996, The Health Education Authority of Louisiana was able to save money by "advance refunding" the bonds. When issuers advance refund, they issue new bonds at the lower interest rate and use the proceeds to buy U.S. Treasury obligations. The Treasuries are put into a trust to repay the old debt. Because repayment of the old bonds is now backed by Treasuries, the safest debt on the market, the Lambeth House bonds currently have a rating of AAA, the highest possible. "That's great for bondholders," explains Macdonald, "because the higher rating usually causes the price of the bonds to increase dramatically."

[Begin Photo Caption]
Methodist Hospital, one of three hospitals in the merger that created Clarian Health Partners, caters to a local adult population.
[End Photo Caption]

[map of Indiana]

Today, Lambeth House is booked to 90% of capacity. Though construction was held back by unusually heavy rains last year, the new facility is almost ready to open its doors. Mrs. LaPrime is happiest about her new two-bedroom apartment overlooking Audubon Park, where she'll have room for the grand piano she still plays every day, and for the treasured mahogany desk her husband once built for her. "I've been looking forward to this since 1994," she says with a laugh.

A PROMISING START: CLARIAN HEALTH PARTNERS
HOSPITAL MERGERS SWEEP THE NATION

The world of health care in America is undergoing dramatic changes. Hospital mergers are sweeping the nation. The number of hospital mergers and acquisitions has increased from 93 in 1994 to 203 in 1997. One reason is that managed-care plans are growing in popularity with employers. Managed-care contracts steer thousands of patients to preselected hospitals, and hospitals are responding by trying to become bigger. A hospital that offers essential services to a wide region, the thinking goes, means leverage at the negotiating table.

The trend has reached Indianapolis. On January 1, 1997, Clarian Health became the largest health care network in Indiana when it brought together Methodist Hospital, Indiana University Hospital and Riley Hospital for Children. Indiana University Hospital was recently named one of the best in the country by Newsweek, and the $1 billion merger establishes Clarian as one of the top transplant centers in the nation.

A DOMINANT MARKET POSITION

Before recommending the Clarian bonds, Brenda Ellerin, a Capital Research analyst specializing in not-for-profit health care facilities, learned that Clarian would command 34% of the Indianapolis market. She also found all three hospitals in good financial health. What were the risks? "It's difficult to predict how well different organizations are going to work together," explains Ellerin.

Ellerin believed, however, that the potential benefits of the merger outweighed the risks. Location was one consideration. The hospitals are located within five miles of each other, which allows for the cost-saving consolidation of many clinical services. In addition, patients were able to keep their primary-care physicians after the merger. It's also important that the hospitals' specialties don't overlap. Methodist caters to a local adult population, while Indiana University Hospital and Riley Hospital for Children attracts patients from all over the nation.

[Begin Photo Caption]
Clarian Health Partners is one of the top transplant centers in the country. [End Photo Caption]

SURPASSING EXPECTATIONS

Clarian is not just an improvement for Indianapolis. We believe shareholders in The Tax-Exempt Bond Fund of America should also benefit. Clarian estimates the merger will save $50 million over five years, and thus far the organization has outpaced expectations. In 1997, Clarian posted $63 million in after-tax income
- the year before the merger, the three hospitals totaled only $39.4 million. Additional patient visits are a major reason for the increase: Inpatient admissions grew about 5% during 1997, and outpatient visits were up to 1 million from 950,000.

Explains Ellerin, "Nationwide, managed-care pressures have forced hospitals to look at how they are providing care and to try and do so in a less expensive way." The result is that many hospitals around the country are treating patients on an outpatient basis whenever possible. "Any increase at times like this is very impressive," she concludes.

Early success means Clarian can commit $84 million to improvements this year. At least 60 beds will be added to the cardiac intensive care unit at Methodist. Medical residents will train at a new Family Practice Center being built a few blocks away. Some $18 million has been earmarked for equipment replacement, and Clarian also plans to improve computer systems and construct a new outpatient center at Riley.

The bonds issued for Clarian have been part of your fund for less than two years. Things look good so far. With Ellerin's experience with health care facilities, shareholders can be sure she is closely monitoring this new holding.

The investments you've read about in these pages reflect the diversity of your fund's portfolio. As you see, diligent research can uncover attractive investment opportunities in different areas of the tax-exempt market.

THE TAX-EXEMPT BOND FUND OF AMERICA
Investment Portfolio, August 31, 1998

Geographic Breakdown
New York  12.04%
California  9.73%
Michigan 8.07%
Illinois  7.73%
Pennsylvania  7.07%
Indiana  5.76%
Other States  44.40%
Cash & Short-Term Securities  5.20%

Quality Ratings
Aaa/AAA  36.73%
Aa/AA  18.52%
A/A  17.85%
Baa/BBB  15.91%
Below Investment-Grade  5.79%
Cash & Short-Term Securities  5.20%
                                                                                          Principal       Market
Tax-Exempt Securities Maturing in More than                                                  Amount        Value
One Year - 94.80%                                                                             (000)        (000)



Alabama - 0.23%
Daughters of Charity, National Health System, 5.25% 2015                                      $4,000       $4,083

Alaska - 0.75%
Housing Finance Corp., Collateralized Bonds (Veterans Mortgage                                 3,850        4,126
Program), Series 1992A-1, 6.75% 2032
Municipality of Anchorage:
1995 G.O. Refunding General Purpose Bonds, Series B, FGIC                                      2,895        3,316
Insured, 6.00% 2012
Municipal Light & Power, Senior Lien Refunding Electric  Rev.                                  5,000        6,037
Bonds, MBIA Insured, Series 1996, 6.50% 2014

Arizona - 0.12%
State Transportation Board, Subordinated Highway Rev. Bonds,                                   1,850        2,051
Series 1992B,  6.50% 2008 (Preref. 2002)

California - 9.74%
G.O.Bonds:
6.75% 2006                                                                                     1,000        1,168
5.25% 2016                                                                                     7,320        7,552
Educational Fac. Auth., Rev. Bonds, Stanford University,                                       3,000        3,097
Series N, 5.35% 2027

Health Fac. Fin. Auth. Hospital Rev. Bonds (Downey                                             4,990        5,190
Community Hospital), Series 1993, 5.75% 2015

Housing Fin. Agcy., Single Family Mortgage Rev. Bonds,
1998 Series C-4, Class I:

5.10% 2007                                                                                     2,000        2,047
5.20% 2009                                                                                     4,465        4,585
Public Works Board, Lease Rev. Bonds, California Community                                     1,315        1,537
Colleges, 1994 Series  B (Various Community College
Projects), 7.00% 2007
Statewide Communities Dev. Auth.:
Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                               6,000        6,103
Communities, L.P.), Series 1998A-3, MBIA Insured, 5.10% 2010
Children's Hospital of Los Angeles, MBIA  Insured, 6.00% 2008                                  1,715        1,952
Citrus Valley Health Partners, Inc., Cert. of Part.,                                           1,360        1,450
MBIA Insured, 5.25% 2009
Rev. Ref. Bonds (Sherman Oaks Project), Series 1998A,
AMBAC Insured:

5.00% 2007                                                                                     2,000        2,117
5.00% 2008                                                                                     2,000        2,116
St. Joseph Health System Obligated Group, Cert. of Part.:
5.50% 2014                                                                                     2,000        2,068
5.50% 2023                                                                                     2,700        2,779
Alameda Public Fin. Auth., 1997 Rev. Bonds (Marina
Village Assessment Dist. Bond Refinancing),:
 6.05% 2008                                                                                    1,000        1,025
 6.375% 2014                                                                                   1,000        1,030
Anaheim Public Fin. Auth., Lease Rev. Bonds, (Anaheim                                          1,000        1,168
Public Improvement Project), Senior Lease Rev. Bonds
1997 Series A, FSA Insured, 6.00% 2024
Association of Bay Area Governments, Fin. Auth.for
Nonprofit Corps., Ref. Rev. Cert. of Part., Series 1998:
(Episcopal Homes Foundation), 5.00% 2008                                                       1,350        1,403
(American Baptist Homes Foundation), 6.10% 2017                                                3,000        3,177
Central Valley Fin. Auth., Cogeneration Project
Rev. Bonds (Carson Ice-Gen Project), Series 1993:
5.80% 2004                                                                                     3,300        3,567
6.00% 2009                                                                                     3,750        4,022
6.10% 2013                                                                                     1,000        1,115
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 1996, 6.00% 2001                             2,060        2,126
City of Irvine, Assessment Dist. No. 95-12 Limited                                             1,000        1,003
Obligation Improvement Bonds, Fixed Rate Bonds,
Group Three, 5.50% 2021
Long Beach Aquarium of the Pacific, Rev. Bonds
(Aquarium of the Pacific Project), 1995 Series A:
6.10% 2010                                                                                     4,000        4,300
6.125% 2015                                                                                    5,500        5,834
6.125% 2023                                                                                   14,000       14,810
City of Los Angeles:
State Building Auth., Lease Rev. Ref. Bonds, Dept. of
General  Services Lease, 1993 Series A:
5.375% 2006                                                                                    3,000        3,236
5.50% 2007                                                                                     5,545        6,053
Community Redevelopment Agcy., Central Business                                                2,000        2,054
Dist. Redevelopment Project, Tax Allocation
Refunding Bonds, Series I, 5.00% 2001
Regional Airports Improvement Corp., Fac. Lease Ref.                                           2,000        2,188
Rev. Bonds, Issue of 1992, United Air Lines, Inc.
(L.A. International Airport), 6.875% 2012
County of Los Angeles:
Capital Asset Leasing Corp., Cert. of Part.
(Marina del Rey),  Series A:
6.25% 2003                                                                                     5,500        5,817
6.50% 2008                                                                                     4,750        5,175
Metropolitan Transportation Auth., Proposition C                                               1,300        1,322
Sales Tax  Rev. Bonds, Second Series 1993B,
 AMBAC Insured, 5.25% 2023
Transportation Commission, Sales Tax Rev. Bonds, Series                                        2,000        2,096
1989, 7.00% 2019
Metropolitan Water Dist. of Southern California,                                               3,000        3,201
Waterworks G. O. Refunding Bonds, 1993 Series A1, 5.50% 2010
Northern California Public Power Agcy., Geothermal                                             3,000        3,242
Project #3, Special Rev. Bonds, 1993 Refunding Series A,
5.60% 2006
County of Orange:
Aliso Viejo Special Tax Bonds of Community Fac. Dist.
No. 88-1,  Series A of 1992:
7.15% 2006 (Preref. 2002)                                                                      2,000        2,286
7.35% 2018 (Preref. 2002)                                                                     10,000       11,501
Limited Obligation Improvement Bonds, Irvine Coast
Assessment District No. 88-1, 1998 Series A:
5.15% 2008                                                                                     1,000        1,004
5.30% 2010                                                                                     1,100        1,104
Pleasanton Joint Powers Fin. Auth., Reassessment Rev.                                            470          492
Bonds, 1993 Series A, 5.70% 2001
Riverside County Transportation Commission, Sales Tax Rev.                                     3,600        3,936
Bonds (Limited Tax  Bonds),
1991 Series A, 6.5% 2009 (Preref.2001)
Sacramento City Fin. Auth., 1991 Rev. Bonds, 6.80% 2020                                        5,000        5,563
(Preref. 2001)
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds:
Procter & Gamble Project, 1995 Series:
7.00% 2005                                                                                     1,500        1,734
 6.20% 2006                                                                                    1,000        1,118
 6.375% 2010                                                                                   1,000        1,130
1995 Series:
6.00% 2002                                                                                     1,000        1,070
6.00% 2003                                                                                     2,200        2,380
County of Sacramento, Laguna Creek Ranch/Elliott Ranch                                           500          527
Community Fac. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds, 6.30% 2021
County of San Diego Reassessment Dist. No. 97-1                                                1,000        1,033
(4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012
Redevelopment Agcy. of the City and County of San Francisco,                                   4,000        4,075
Refunding Lease Rev. Bonds, Series 1991
(George R. Moscone Convention Center), 5.50% 2018
San Francisco Bay Area Rapid Transit Dist., Sales                                              3,250        3,497
Tax Rev. Ref. Bonds, Series 1990,  AMBAC Insured, 6.75% 2009
San Marcos Public Fac. Auth., Ref. Rev. Bonds, Series                                          1,000        1,006
1998, 5.80% 2027
South Orange County, Public Fin. Auth., Special Tax Rev.
Bonds, 1994 Series B (Junior Lien Bonds):
6.65% 2003                                                                                     1,000        1,020
6.75% 2004                                                                                     1,000        1,020
Stanislaus Waste-To-Energy Finance Agcy., Solid Waste Facility                                 2,500        2,642
Ref. Rev. Cert. (Ogden Martin Systems of
Stanislaus, Inc. Project), Series 1990, 7.625% 2010
City of Stockton, Mello-Roos Rev. Bonds, Series 1997A,                                           500          515
Community Fac. Dist No. 90-2B (Brookside Estates), 5.40% 2004
City of West Sacramento, Limited Obligation Refunding
Improvement Bonds, Reassessment District of 1998:
5.30% 2009                                                                                       750          748
5.30% 2010                                                                                       500          497
The Regents of the University of California, Various                                           2,000        2,066
University of California Projects, 1993 Series A, 5.50% 2021

Colorado - 4.58%
Housing and Fin. Auth.:
Multi-Family Housing Insured Mortgage Rev. Bonds:
1997 Series C-3, 5.65% 2015                                                                    2,300        2,389
1982 Series A, 9.00% 2025                                                                      1,780        1,806
Single-Family Housing Program Senior and Subordinate Bonds:
1996 Series C-2, 7.10% 2015                                                                    3,000        3,381
1997 Series:
A-3, 7.00% 2016                                                                                1,750        1,970
C-3, 6.75% 2017                                                                                1,000        1,120
B-3, 6.80% 2028                                                                                1,000        1,129
1998 Series:
A-3, 6.50% 2016                                                                                1,000        1,112
B-3,  6.55% 2025                                                                               5,750        6,352
Student Obligation Bond Auth., Student Loan Rev. Bonds,                                        1,065        1,123
1994 Series L, 6.00% 2001
Arapahoe County, Capital Improvement Trust Fund
Highway Rev. Bonds (E-470 Project):
6.90% 2015 (Preref. 2005)                                                                      5,750        6,872
6.95% 2020 (Preref. 2005)                                                                     20,500       24,564
City and County of Denver, Airport System Rev. Bonds,
Series 1992A:
7.25%  2025                                                                                   14,210       16,307
7.25%  2025 (Preref. 2002)                                                                     5,590        6,406
Eaglebend Dowd Affordable Housing Corp., Multifamily
Housing Project Rev. Bonds:
Series 1997 A, 6.45% 2021                                                                      1,175        1,231
Series 1998 A:
6.35% 2014                                                                                     1,065        1,078
6.63% 2039                                                                                     2,000        2,023
The Regents of the University of Colorado, Refunding                                           3,000        3,329
Cert. of Part. (Telecommmunications and Cogeneration Projects),
 Series 1996, AMBAC Insured, 6.00% 2005

Connecticut - 1.43%
Health and Educational Fac. Auth.,  Rev. Bonds,                                                2,800        2,980
University of Hartford  Issue, Series  D, 6.75% 2012
Housing Finance Auth., Housing Mortgage Finance Program                                        1,000        1,072
Bonds, Subseries  B-1,  6.25% 2011
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
1996 Series A(1):
6.25% 2002                                                                                     1,000        1,087
6.25% 2002 (Escrowed to Maturity)                                                              1,000        1,079
6.25% 2003                                                                                     2,025        2,211
6.375% 2004                                                                                    1,985        2,227
6.375%  2004 (Escrowed to Maturity)                                                            5,390        5,979
6.50% 2005                                                                                     1,510        1,704
6.50% 2005 (Escrowed to Maturity)                                                              1,490        1,703
6.40% 2011                                                                                     2,530        2,809
6.40% 2011 (Preref. 2007)                                                                      2,470        2,884

Delaware - 0.06%
Economic Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                      1,000        1,081
United Methodist Homes, Inc. Issue), Series 1997A,
 6.00% 2009

District of Columbia - 1.08%
G.O. Bonds:
Series 1992 B, MBIA Insured, 6.30% 2010                                                        2,900        3,189
Series 1993 A, AMBAC Insured:
5.875% 2005                                                                                    2,780        3,045
5.875% 2005 (Escrowed to Maturity)                                                               220          243
Series 1993 B-1, AMBAC Insured, 5.50% 2009                                                     3,000        3,237
Hospital Rev. Ref. Bonds:
Medatlantic Healthcare Group, Inc. Issue,
Hospital Rev. Ref. Bonds:
Series 1992B, 6.50% 2002                                                                       2,000        2,163
Series 1993 A,  MBIA Insured, 5.25% 2012                                                       2,000        2,086
Series 1997 A,  MBIA Insured:
 5.10% 2008                                                                                    1,000        1,052
 5.20% 2009                                                                                    1,000        1,057
Washington Hospital Center Issue, Series 1992A, 7.00%  2005                                    2,000        2,179
Redevelopment Land Agcy., Sports Arena Special                                                 1,115        1,149
Tax Rev. Bonds, Series 1996,  5.625% 2010

Florida - 2.11%
Arbor Green Community Dev. Dist. (City of Tampa, Hillsborough
 County), Special Assessment Rev. Bonds, Series 1996:
Series 1998, 5.75% 2006                                                                        1,000        1,008
Series 1996, 7.60% 2018                                                                        1,000        1,090
Broward County, Resource Recovery Rev. Bonds, Series 1984:
North Project, 7.95% 2008                                                                      5,430        5,824
South Project,  7.95% 2008                                                                    10,495       11,257
The Crossings at Fleming Island Community Dev. Dist.                                           1,085        1,205
(Clay County), Special Assessment Bonds, Series 1995,
 8.25% 2016
Heritage Harbor Community Dev. Dist. Rev. Bonds, Series                                        1,250        1,271
B, 6.00%  2003
Meadow Pointe II, Community Dev. Dist. (Pasco County),
Capital Improvement Rev. Bonds:
Series 1998A, 5.25% 2003                                                                       2,000        1,983
Series 1998B, 5.5% 2005                                                                        1,670        1,656
Mid-Bay Bridge Auth., Rev. Ref. Bonds:
Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                                      4,000        4,622
Series 1993D, 6.10% 2022                                                                         500          541
Northern Palm Beach County Improvement Dist., Water
Control and Improvement Bonds, Unit of Dev. No. 9A,
 Series 1996A:
6.80% 2006                                                                                     1,015        1,099
7.30% 2027                                                                                     1,500        1,657
River Ridge Community Dev. Dist. (Lee County), Capital                                         2,000        1,993
Improvement Rev. Bonds, Series 1998, 5.75% 2008
Tampa Health Systems Rev. Bonds, MBIA Insured, Series A-3:
5.50% 2006                                                                                     1,000        1,088
5.00% 2009                                                                                     1,550        1,629

Georgia - 1.31%
Municipal Electric Auth.:
General Power Rev. Bonds:
1992B Series, 6.50% 2012                                                                       1,215        1,411
CTFS-1992B Series. 6.375%  2016                                                                1,000        1,155
Mel Power, Project One Subordinated Bonds, AMBAC Insured,
Series B:
6.00% 2007                                                                                     1,995        2,237
5.625% 2009                                                                                    1,000        1,092
City of Atlanta:
Airport Fac. Rev. Ref. Bonds, Series 1994A, AMBAC Insured,                                     1,000        1,175
6.50%  2009
Special Purpose Fac. Rev. Ref. Bonds (Delta Air Lines,                                         4,500        4,753
Inc. Project),  Series 1989A, 7.50% 2019
Fulco Hospital Auth., Rev. Anticipation Certificates:
St. Josephs' Hospital of Atlanta, Inc., Series 1994, 4.80% 2001                                2,305        2,376
Georgia Baptist  Health Care System Project:
Series 1992 A:
6.40% 2007                                                                                     1,000        1,109
6.25% 2013                                                                                     2,100        2,318
6.375% 2022                                                                                    1,595        1,768
Series 1992 B, 6.375% 2022                                                                       610          676
Dev. Auth. of Fulton County, Special Fac. Rev. Bonds                                           3,115        3,430
(Delta Air Lines, Inc. Project), Series 1992, 6.95% 2012

Hawaii - 0.41%
G.O. Bonds of 1998, Series CR, MBIA Insured, 5.00% 2008                                        5,000        5,262
City and County of Honolulu, G.O. Bonds, Refunding and                                         2,000        2,072
Improvement Series, 1993B, 5.00% 2013

Illinois - 7.74%
Build Illinois Bonds (Sales Tax Rev. Bonds), Series O, 6.00% 2002                              1,000        1,074
Civic Center Bonds (Special State Obligation Bonds),                                           6,500        7,632
Series 1991, AMBAC Insured,  6.25% 2020
Educational Fac. Auth. Rev. Bonds, Wesleyan University,                                        1,490        1,557
Series 1993, 5.625% 2018
Health Fac. Auth.:
Refunding Bonds:
Advocate Health Care Network, Series 1997A:
5.50% 2008                                                                                     2,110        2,270
5.80% 2016                                                                                    10,000       10,769
Edward Hospital Project, Series 1993 A, 5.75%  2009                                            1,100        1,162
Rev. Bonds:
Series 1992 (Edward Hospital Association Project), 7.00% 2022                                  1,000        1,117
Series 1993 OSF Healthcare System, 5.75% 2007                                                  6,760        7,263
Series 1994A (Northwestern Memorial  Hospital),  6.00% 2024                                    2,000        2,158
Series 1998, Centegra Health System:
5.50% 2008                                                                                     1,640        1,752
5.50% 2010                                                                                     2,440        2,579
5.20% 2012                                                                                     2,200        2,234
5.25% 2013                                                                                     2,430        2,470
5.25% 2018                                                                                     2,500        2,508
Rev. Ref. Bonds:
(Edward Hospital Project), Series 1993A, 6.00% 2019                                            1,435        1,506
(Fairview Obligated Group Project), 1995 Series A:
6.25% 2001                                                                                     1,105        1,150
6.50% 2006                                                                                       770          836
7.40% 2023                                                                                     1,500        1,680
Rev. and Rev. Ref. Bonds:
Evangelical  Hospitals Corp., Series C, 6.25% 2022                                             4,000        4,647
(Escrowed to Maturity)
Lutheran General Health, Series C,  6.00% 2018                                                 2,705        3,024
Housing Dev. Auth., Multi-Family Housing Bonds, 1992                                           1,490        1,630
Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth., McCormick Place                                        3,910        4,414
Expansion Project Bonds,  Series 1992A, 6.50% 2027
 (Preref. 2003)
City of Berwyn, Rev. Bonds, Series 1995 (MacNeal Memorial                                      3,000        3,387
Hospital Association Project), AMBAC Insured, 6.00% 2009
City of Chicago:
County of Cook, G.O. Capital Improvement Bonds, Series
1996, FGIC Insured:
6.00% 2006                                                                                     3,920        4,398
6.50% 2011                                                                                     4,000        4,794
Chicago O'Hare International Airport:
Special Facility Rev. Bonds (United Air Lines, Inc. Project),                                  1,160        1,223
 Series 1984C, 8.20% 2018
Special Facility Rev. Ref. Bonds, Series 1994 (American                                        2,750        3,300
Airlines, Inc. Project), 8.20% 2024
Metropolitan Water Reclamation Dist. of Greater Chicago,
Series  B:
Capital Improvement Bonds, 5.25% 2004                                                          5,000        5,327
Refunding Bonds, 5.30% 2005                                                                    5,325        5,720
Sales Tax Rev. Bonds, Series 1997, FGIC Insured, 5.375% 2027                                   5,000        5,176
School Reform Board of Trustees of the Board of Education                                      4,000        4,880
of the City of Chicago, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997, 6.75% 2012
Skyway Toll Bridge Ref. Rev. Bonds, Series 1994:
6.50% 2010 (Preref. 2004)                                                                     13,250       15,044
6.75% 2014 (Preref. 2004)                                                                      6,500        7,457
Water Rev. Bonds, Refunding Series 1993, FGIC Insured, 6.50% 2011                              4,345        5,196
Regional Transportation Auth, Cook, Du Page, Kane, Lake,
McHenry and Will Counties, G.O. Bonds:
Series 1994D, FGIC Insured,  7.20% 2019                                                        4,500        6,176
Series 1990A, AMBAC Insured,  7.20% 2020                                                       1,000        1,308

Indiana - 5.76%
Educational Fac. Auth., Educational Fac. Rev. Bonds                                            1,000        1,050
(University of Evansville  Project), Series 1996, 5.25% 2005
Health Fac. Fin. Auth. Hospital Rev. Bonds:
Charity Obligation Group, Series 1997D, 5.00% 2026                                            25,350       26,311
Clarian Health Partners, Inc., Series 1996A, 5.50% 2016                                       16,250       16,939
Holy Cross Health System Corp. Series 1998, MBIA Insured:
5.375% 2009                                                                                    5,340        5,738
5.375% 2010                                                                                    7,095        7,576
Housing Finance Auth., Single Family Mortgage Ref. Rev.                                        1,275        1,356
Bonds, 1992 Series  A, 6.75% 2010
State Dev. Fin. Auth.:
Pollution Control Rev. Bonds (Inland Steel Co. Project                                         2,500        2,730
No. 12), 6.85% 2012
Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                                          4,000        4,085
State Office Building Commission, Correctional Fac. Program                                    8,490        9,926
Rev. Bonds, Series  1995B, AMBAC Insured, 6.25% 2012
Transportation Finance Auth., Airport Fac. Lease Rev.
Bonds, Series A:
6.50% 2007                                                                                     1,160        1,276
6.50% 2007 (Preref. 2002)                                                                      3,755        4,201
6.75% 2011 (Preref. 2002)                                                                      2,400        2,708
City of East Chicago, Pollution Control Rev. Ref.
Bonds, Inland Steel Co.:
Project No. 11, Series 1994, 7.125% 2007                                                       3,000        3,357
Project No. 10, Series 1993, 6.80% 2013                                                        2,210        2,367
Hospital Auth. of the City of Fort Wayne, Rev. Bonds
(Parkview Memorial Hospital Inc. Project), Series 1992:
6.375% 2013                                                                                    6,000        6,503
6.40% 2022                                                                                     2,000        2,164
Hospital Auth. of St. Joseph County (Indiana)
Health System Bonds, (Memorial Health System), Series 1998A:
5.50% 2006                                                                                     2,055        2,223
5.50% 2007                                                                                     1,650        1,793
5.50% 2008                                                                                     1,010        1,100

Iowa - 1.11%
Catholic Health Initiatives, Polk County, Rev. Bonds,                                          1,520        1,650
Series 1997A, 5.50% 2007
Finance Auth.:
Healthcare Rev. Bonds, Series 1997 (Genesis Medical Center),                                   2,920        3,052
 MBIA Insured, 5.00% 2006
Hospital Fac. Rev. Bonds, Series 1998 A (Iowa Health System),                                  6,395        6,815
 MBIA Insured, 5.25% 2007
Single Family Mortgage Bonds, 1997 Series F, 5.55% 2016                                        2,000        2,081
Polk County Rev. Bond Catholic Health Initiatives, Series A:
5.125% 2011                                                                                    3,020        3,119
5.125% 2012                                                                                    3,170        3,243

Kentucky - 0.41%
Econ. Dev. Finance Auth., Hospital System Refunding
and Improvement Rev. Bonds, Series 1997 (Appalachian
 Regional Healthcare, Inc. Project):
5.60% 2008                                                                                       630          668
5.60% 2009                                                                                     1,305        1,381
5.70% 2010                                                                                       490          520
5.75% 2011                                                                                     2,190        2,321
Kenton County Airport Board, Special Fac. Rev. Bonds
(Delta Air Lines, Inc. Project):
Series 1985, 7.80% 2015                                                                        1,000        1,061
1992 Series B, 7.25% 2022                                                                      1,350        1,482

Louisiana - 4.86%
Health Education Auth., (Lambeth House Project):
Rev. Bonds, Series 1996, 9.00%  2026                                                           9,000       12,057
Rev. Ref. Bonds, Series 1998A:
5.50% 2010                                                                                     5,505        5,351
6.15% 2018                                                                                     2,000        2,010
6.20% 2028                                                                                     5,500        5,527
Public Fac. Auth., Hospital Rev. Ref. Bonds (Franciscan
Missionaries of Our Lady Health System Project),
Series 1998A, FSA Insured:
5.50% 2008                                                                                     6,935        7,530
5.50% 2011                                                                                     5,000        5,432
5.75% 2014                                                                                     3,495        3,883
5.75% 2015                                                                                     3,825        4,239
Lake Charles Harbor and Terminal Dist., Port Fac. Rev.                                        23,000       26,445
Ref. Bonds (Trunkline LNG  Co. Project), Series 1992, 7.75% 2022
City of New Orleans, Refunding Certificates of Indebtedness,                                   9,500        9,942
Series 1998B, FSA Insured, 5.10% 2010
Offshore Terminal Auth., Deepwater Port Ref. Rev. Bonds
(LOOP INC. Project):
First Stage, Series E:
7.45% 2004                                                                                     1,000        1,077
7.60% 2010                                                                                       415          448
7.60% 2010 (Preref. 2000)                                                                        585          639
Parish of St. Charles, Adjustable/Fixed-Rate Pollution                                         2,490        2,628
Control Rev. Bonds (Louisiana Power & Light Co. Project),
Series 1984,  8.25% 2014

Maine - 0.16%
Housing Auth., Mortgage Purchase Bonds, 1994 Series C-1,                                       2,735        2,851
5.90% 2015

Maryland - 1.58%
Community Dev. Administration, Dept. of Housing and
Community Dev., Single  Family Program Bonds:
1997 First Series, 5.25% 2005                                                                  5,815        6,064
1990 First Series, 7.60% 2017                                                                  5,920        6,166
Health and Higher Educational Fac. Auth.:
Rev. Bonds, Howard County General Hospital Issue, Series 1993:
5.50% 2013                                                                                     2,300        2,428
5.50% 2021                                                                                     1,225        1,283
Project and Ref. Rev. Bonds, Peninsula Regional Medical                                        1,000        1,025
Center Issue, Series 1993, 5.25% 2012
First Mortgage Rev. Bonds, PUMH of Maryland, Inc. Issue
(Heron Point of Chestertown):
Series 1998A:
5.60% 2013                                                                                     1,000        1,016
5.75% 2019                                                                                     2,400        2,406
Series 1998B, 5.75% 2026                                                                       4,000        3,961
Calvert County, Maryland Econ. Dev. Rev. Bonds (Ashbury-                                       2,500        3,150
Solomons Island Facility), Series 1995, 8.625% 2024
Prince George's County, Hospital Rev. Bonds, Dimensions                                          750          853
Health Corp. Issue, Series 1992, 7.25% 2017 (Preref. 2002)

Massachusetts - 1.99%
Massachussetts Bay Transportation Auth., General                                               5,000        5,955
Transportation System Bonds, 1994 Series A Refunding Bonds,
 7.00% 2007
Health and Educational Fac. Auth. Rev. Bonds:
Brigham and Women's Hospital Issue, Series D, 6.75% 2024                                       7,000        7,684
Caregroup Issue, MBIA Insured, Series A, 5.50% 2007                                            2,675        2,908
Housing Finance Agcy., Single Family Housing Rev. Bonds,                                       1,050        1,101
Series 39, 6.50% 2014
Water Resources Auth.:
General Rev. Bonds, 1990 Series A, 7.50% 2009 (Preref. 2000)                                   9,500       10,241
General Rev. Ref. Bonds, 1993 Series B, 5.25% 2009                                             2,500        2,610
Boston City Hospital (FHA Insured Mortgage), 7.625% 2021                                         980        1,069
The New England Education Loan Marketing Corp.:
Student Loan Rev. Ref. Bonds, 1992 Senior Issue A, 6.50% 2002                                  1,000        1,086
Student Loan Refunding Bonds, 1993 Series G, 5.20% 2002                                        3,000        3,116


Michigan - 8.08%
Hospital Finance Auth., Hospital Rev. Ref. Bonds:
Daughters of Charity, National Health System, 5.50% 2005                                       1,750        1,843
The Detroit Medical Center Obligated Group, Series 1993A,                                      1,000        1,103
6.375% 2009
Genesys Health System Obligated Group, Series 1995A:
7.10% 2002                                                                                     1,770        1,958
7.10% 2002 (Escrowed to Maturity)                                                                285          318
7.20% 2003                                                                                     1,000        1,149
8.00% 2005                                                                                     8,880       10,993
8.10% 2013                                                                                     5,000        6,295
8.125% 2021                                                                                    4,500        5,673
7.50% 2027                                                                                     4,520        5,458
Genesys Regional Medical Center Obligated Group, Series 1998A,                                 5,340        5,513
 5.30% 2011
Hackley Hospital Obligated Group, Series 1998A:
4.85% 2006                                                                                     1,105        1,126
5.00% 2008                                                                                     1,215        1,243
5.30% 2013                                                                                     2,325        2,363
McLaren Obligated Group, Series 1993A, 5.375% 2013                                             2,985        3,057
Mercy Health Services, Series 1997T, 6.25% 2011                                                3,255        3,681
Pontiac Osteopathic, Series 1994 A:
6.00% 2014                                                                                     3,500        3,629
6.00% 2024                                                                                     3,775        3,914
Sinai Hospital of Greater Detroit, Series 1995:
6.625% 2016                                                                                    5,750        6,426
6.70% 2026                                                                                     1,680        1,880
Housing Dev. Auth., Rental Housing Rev. Bonds:
1992 Series A:
AMBAC Insured, 6.40% 2005                                                                      2,350        2,538
6.60% 2012                                                                                    17,200       18,625
1994 Series A, 6.20%  2003                                                                     1,600        1,710
Job Dev. Auth, Pollution Control Rev. Bonds (Chrysler Corp.                                    7,000        7,144
Project), Series 1984,  5.70% 1999
City of Detroit:
G.O. Refunding Bonds (Unlimited Tax), Series 1995-B, 6.75% 2003                                2,000        2,210
G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
6.25% 2001                                                                                     6,585        6,940
7.00% 2004                                                                                     2,500        2,828
6.25% 2005                                                                                     2,625        2,908
6.25% 2008                                                                                     1,730        1,908
6.25% 2009                                                                                     1,195        1,312
6.25% 2010                                                                                     1,250        1,366
Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No.1
Projects), Series 1996C:
6.20% 2017                                                                                     9,310       10,213
6.25% 2025                                                                                     4,265        4,637
Econ. Dev. Corp. of Dickinson County, Solid Waste Disposal                                     2,000        2,122
Ref. Rev. Bonds (Champion International Corp. Project),
Series 1989, 6.55% 2007
City of Royal Oak Hospital Financing Auth., Hospital Rev.                                      3,000        3,028
Ref. Bonds (William Beaumont Hospital), Series 1993 G,
5.25% 2019
Charter County of Wayne, Special Airport Fac. Rev. Ref. Bonds                                  6,960        7,774
(Northwest Airlines, Inc., Fac.), Series 1995, 6.75% 2015

Minnesota - 0.40%
Housing Finance Agcy.:
Housing Dev. Bonds, 1991 Series A, 6.85% 2007                                                  2,535        2,714
Single Family Mortgage Bonds, 1994 Series E,  Remarketing                                      2,205        2,291
3/12/96, 5.60% 2013
Regents of the University of Minnesota, G.O. Bonds, Series                                     2,000        2,177
1996A, 5.50% 2006

Mississippi - 0.23%
Claiborne County Adjustable/Fixed-Rate Pollution Control                                       4,000        4,169
Rev. Bonds (Middle South Energy, Inc. Project),
Series C, 9.875% 2014

Nevada - 0.22%
G.O. (Limited Tax) Bonds, Series A-2, 6.00% 2011                                               2,135        2,440
City of Henderson, Local Improvement Dist. No. T-10 (Seven                                     1,485        1,543
Hills) Limited  Obligation Improvement Bonds, 7.50% 2015

New Jersey - 1.83%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                                          6,905        6,922
Improvement District Project (City of Elizabeth),
Series 1998A, 6.375 2031
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1998A, 4.95% 2005                                                                       1,230        1,256
Series 1995A, 9.25% 2025                                                                         700        9,080
Winchester Gardens at  Ward Homestead Project, Series 1996A:
8.50% 2016                                                                                     4,000        4,519
8.625% 2025                                                                                    3,500        3,981
Health Care Facility Fin. Auth., Rev. Bond Community Medical                                   1,500        1,633
Center/Kimball, FSA  Insured, 5.50% 2007
Housing and Mortgage Finance Agcy., Section 8 Bonds,
1991 Series A:
6.80% 2005                                                                                     2,570        2,753
6.85% 2006                                                                                     2,500        2,682

New Mexico - 0.13%
Mortgage Finance Auth., Single Family Mortgage Purchase                                        2,235        2,388
Refunding Senior Bonds, 1992 Series A-1, 6.85% 2010

New York - 12.05%
Dormitory Auth.:
City University System Consolidated Third General Resolution                                   2,000        2,157
Rev. Bonds, 1998 Series 2, AMBAC Insured, 5.50% 2008
Center for Nursing/Rehabilitation, Inc. Rev. Bonds, 5.45% 2017                                 2,100        2,166
Court Fac., Lease Rev. Bonds, Series 1993A, 5.50% 2010                                         4,000        4,185
Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA                                        1,375        1,377
Insured, 4.90% 2013
The New York and Presbysterian Hospital FHA-Insured
Mortgage Hospital Rev. Bonds, Series 1998, AMBAC Insured:
5.50% 2006                                                                                     5,500        5,935
5.50% 2008                                                                                    10,000       10,914
Secured Hospital Rev. Ref. Bonds:
Wyckoff Heights Medical Center, Series H, 5.125% 2008                                          2,315        2,422
Brookdale Hospital, Series J, 5.125% 2009                                                      4,300        4,482
State University Educational Fac. Rev. Ref. Bonds:
Series 1990A,  7.50% 2013                                                                      3,500        4,512
Series 1990B:
7.50% 2011                                                                                     1,720        2,131
7.00% 2016                                                                                     1,000        1,065
Series 1994B, 5.70%  2004                                                                      1,485        1,602
Staten Island University Hospital, Insured Rev. Bonds,                                         7,000        7,610
Series 1998, AMBAC Insured, 5.50% 2009
Environmental Fac. Corp., State Water Pollution Control
Revolving Fund Rev. Bonds  (New York City
Municipal Water Finance Auth. Project):
Series 1990 A, 7.50% 2012                                                                        500          541
Series 1991 E, 6.875% 2010                                                                     1,270        1,398
Series 1991 E, 6.875% 2011                                                                       230          252
Housing Finance Agcy.:
Health Fac. Rev. Bonds (New York City), 1996 Series A                                          6,000        6,588
Refunding, 6.375% 2003
Service Contract Obligation Rev. Ref. Bonds:
1996 Series A, 5.80% 2008                                                                      1,000        1,099
Series 1997C,  5.20% 2010                                                                      1,750        1,830
Local Government Assistance Corp.:
Series 1991 A, 7.00% 2016 (Preref. 2001)                                                       7,000        7,690
Series 1991 B, 7.50% 2020 (Preref. 2001)                                                       6,925        7,689
Series 1991 C, 0% 2005                                                                         5,000        3,801
Series 1991 D:
7.00% 2011 (Preref. 2002)                                                                      2,000        2,248
7.00% 2018 (Preref. 2002)                                                                      8,650        9,721
6.75% 2021 (Preref. 2002)                                                                      1,350        1,506
Series 1992 C, 5.50% 2022                                                                      1,000        1,019
State Medical Care Fac. Finance Agcy.:
Mental Health Services Fac. Improvement, Rev. Bonds:
1997 Series B, 5.30% 2004                                                                      2,220        2,349
Series D, 5.25% 2023                                                                           1,000        1,008
Series 1998B:
6.00% 2005                                                                                     1,000        1,099
5.375% 2007                                                                                    1,275        1,363
6.00% 2007                                                                                     1,750        1,957
6.00% 2007                                                                                     2,500        2,796
5.375% 2008                                                                                    1,345        1,441
5.60% 2008                                                                                     1,300        1,420
5.375% 2009                                                                                    1,270        1,359
5.70% 2009                                                                                     2,795        3,063
5.00% 2010                                                                                     1,530        1,581
5.00% 2010                                                                                     1,495        1,544
Series 1998C:
5.375% 2008                                                                                    1,250        1,343
5.00% 2009                                                                                     1,850        1,925
5.00% 2010                                                                                     1,760        1,818
St. Luke's-Roosevelt Hospital Center,  FHA-Insured                                            12,575       13,217
Mortgage Rev. Bonds, 1993 SeriesA, 5.60% 2013
Metropolitan Transit Auth., Transit Fac. Service Contract                                      4,000        4,188
Bonds, Series O and P, 5.375% 2002
Urban Dev. Corp., Correctional Capital Fac. Rev. Bonds:
Series 1993 A, Refunding Series, 5.30% 2005                                                    2,800        2,950
Series 7, 5.25% 2009                                                                           1,375        1,448
Series 2, 6.50% 2021 (Preref. 2001)                                                            3,700        3,929
Battery Park City Auth., Rev. Ref. Bonds, Series 1993 A:
5.00% 2013                                                                                     5,000        5,022
4.75% 2019                                                                                    12,000       11,497
Castle Rest Residential Health Care Facility, FHA Insured                                      1,700        1,789
Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
Town of Hempstead Industrial Dev. Agcy., Resource                                              6,000        6,256
Recovery Rev. Bonds (American REF-FUEL Co. of
Hempstead Project), Series 1997, MBIA Insured,  5.00% 2009
City of New York, G.O. Bonds:
Fiscal 1991 Series B, 8.25% 2006                                                               1,500        1,876
Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                                  470          521
Fiscal 1992 Series H:
6.875% 2002                                                                                    1,670        1,833
6.875% 2002                                                                                      230          251
Fiscal 1993 Series A, 6.25% 2003                                                               1,000        1,090
Fiscal 1995 Series F:
6.375% 2006                                                                                    2,860        3,205
6.375% 2006 (Preref. 2005)                                                                       140          159
6.60% 2010                                                                                     1,115        1,263
6.60% 2010 (Preref. 2005)                                                                        885        1,019
6.625% 2025 (Preref. 2005)                                                                     1,500        1,730
Fiscal 1996 Series E, 6.50% 2006                                                               3,000        3,406
Fiscal 1996 Series I, 6.50% 2006                                                              10,000       11,366
Municipal Water Finance Auth., Water and Sewer System Rev.
Bonds:
Fiscal 1991 Series C, 7.75% 2020 (Preref. 2001)                                                5,000        5,596
Fiscal 1994 Series B:
4.875% 2002                                                                                    3,000        3,099
5.50% 2019                                                                                     2,000        2,054
Transit Auth., Transit Fac. Rev. Bonds (Livingston Plaza                                       4,000        4,278
Project), Series 1990, FSA  Insured, 7.50% 2020 (Preref. 2000)
Triborough Bridge and Tunnel Auth., General Purpose and                                        1,000        1,143
Rev. Bonds, Series Y, 6.00% 2012

North Carolina - 1.63%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Refunding Series 1993B:
7.25% 2007                                                                                     5,425        6,388
7.00% 2008                                                                                    10,720       12,556
6.00% 2026                                                                                     1,700        1,856
Series 1993 B, 6.00%  2006                                                                     3,120        3,395
Series 1993 D, 5.875% 2013                                                                     1,250        1,299
Series 1993 C, 5.00%  2021                                                                     2,300        2,183
Medical Care Commission, Health Care Rev. Ref. Bonds                                           1,540        1,627
(Novant Health Project), Series 1998A, MBIA Insured, 5.10% 2010

Ohio - 0.11%
County of Franklin, Hospital Fac. Rev. Ref. and Improvement                                    1,750        1,906
Bonds (Doctors Hospital Project), 5.60% 2006

Oklahoma - 0.63%
Health System Rev. Bonds, Baptist Medicine Center of                                           2,500        2,830
Oklahoma, Series 1995 C, AMBAC Insured, 6.375% 2009
State Industrial Auth., Health System Rev. Ref. Bonds,
(Obligated Group consisting of INTEGRIS Baptist Medical Center,
 Inc., INTEGRIS South Oklahoma City Hospital
Corp. and INTEGRIS Rural Health, Inc.), AMBAC Insured,                                         2,500        2,825
Series 1995D, 6.00% 2009
Industries Auth., Health Fac. Rev. Ref. Bonds (Sisters of                                      2,505        2,525
Mercy Health System, St. Louis, Inc.), Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John                                 3,000        3,101
 Medical Center  Project, Series 1996, 5.375% 2017

Oregon - 0.20%
Hospital Fac. Auth. of the City of Medford, Rev. Bonds                                         3,425        3,642
(Asante Health System), Series 1998-A, MBIA Insured, 5.25% 2010

Pennsylvania - 7.07%
Convention Center Auth., Refunding Rev. Bonds, 1994                                           10,000       10,746
Series A, 6.25% 2004
Higher Educational Fac. Auth., Rev. Bonds (Thomas Jefferson
University), 1992  Series A:
 6.625% 2009                                                                                     875          976
 6.625% 2009                                                                                     375          416
Housing Finance Auth., Single Family Mortgage Rev. Bonds,                                      1,000        1,074
Series 1992-33, 6.85%  2009
Housing Finance Agcy., Rev. Bonds, Rental Housing Refunding Bonds:
Issue 1993, 5.80% 2018                                                                         4,000        4,204
Issue 1992, 6.50% 2023                                                                         7,850        8,411
Industrial Dev. Auth., Economic Dev. Rev. Bonds, Series                                        1,750        2,076
1994, AMBAC Insured, 7.00% 2007
Allegheny County, Hospital Dev. Auth. Rev. Bonds, Catholic
 Health Systems:
Series 1998A, 5.50% 2008                                                                       2,445        2,667
Series  A, AMBAC Insured:
5.00% 2010                                                                                     2,705        2,811
5.25% 2011                                                                                     2,840        3,004
Blair County Hospital Auth., Hospital Rev. Bonds (Altoona                                      3,415        3,628
Hospital Project), Series A of 1998,
AMBAC Insured, 5.25% 2009
Delaware County, Auth. Rev. Bonds, Catholic Health Systems,
Series A, AMBAC Insured:
5.00% 2010                                                                                     2,465        2,562
5.25% 2011                                                                                     4,115        4,353
Hospital and Higher Education Fac. Auth. of Philadelphia:
Hospital Rev. Bonds (The Children's Hospital of
Philadelphia Project):
Series A of 1992:
6.50% 2009                                                                                     4,500        4,959
6.50% 2021                                                                                     3,000        3,306
Series A of 1993, 5.375% 2014                                                                  1,505        1,537
Frankford Hospital, Series A:
6.00% 2014                                                                                     3,705        3,881
6.00% 2023                                                                                     4,000        4,163
Jefferson Health Systems, Series 1997 A:
5.50% 2006                                                                                     1,500        1,620
5.50% 2007                                                                                     1,400        1,516
5.50% 2008                                                                                     1,000        1,085
5.00% 2009                                                                                     1,000        1,039
5.00% 2010                                                                                     1,000        1,032
The Philadelphia  Protestant Home, Series A, 6.50% 2027                                        1,100        1,156
Temple University Hospital, Series of 1997, 5.70% 2009                                         1,000        1,071
Hospital Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Hospital):
Series of 1993 A, 6.50% 2008                                                                  15,500       17,360
Series of 1983, 6.625% 2023                                                                   15,385       16,633
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral                                  2,815        2,923
 Village Project), Series of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital Rev. Bonds                                         8,500       10,042
(The Pottsville Hospital and  Warne Clinic), Series of 1994,
7.25% 2024
Scranton-Lackawanna Health and Welfare Auth., Hospital Rev.
Bonds (Moses Taylor Hospital Project), Series 1997:
6.05% 2010                                                                                     1,000        1,088
6.15% 2012                                                                                     2,245        2,384
6.20% 2017                                                                                     3,000        3,171

Rhode Island - 1.32%
Convention Center Auth., Refunding Rev. Bonds, MBIA Insured,                                   1,590        1,674
1993 Series B, 5.00% 2008
Depositors Econ. Protection Corp., Special Obligation Bonds:
1993 Series A, MBIA  Insured 5.75% 2012                                                        4,850        5,421
1992 Series A, FSA  Insured, 6.625% 2019 (Preref. 2002)                                        1,000        1,118
1993 Series A (Escrowed to Maturity)
5.75% 2021                                                                                     1,210        1,341
5.75% 2021                                                                                     2,715        3,009
6.375% 2022                                                                                    7,000        8,383
Housing and Mortgage Finance Corp., Homeownership                                              2,500        2,657
Opportunity Bonds, Series 3-A, 7.80% 2010

South Carolina - 0.61%
Florence County Hospital Rev. Bonds, McLeod Regional Medical
Center Project, MBIA Insured, Series A:
5.25% 2009                                                                                     2,645        2,831
5.25% 2010                                                                                     2,785        2,972
Lexington County Health Services Dist. Inc., Hospital Rev.
Ref. and Improvement Bonds, FSA Insured, Series 1997:
5.50% 2007                                                                                     2,000        2,168
5.00% 2009                                                                                     1,000        1,041
5.125% 2021                                                                                    2,000        1,992

South Dakota - 0.89%
Health and Educational Fac. Auth., Rev. Ref. Bonds, Series
1999 (Rapid City Regional Hospital Issue), MBIA Insured:
5.00% 2007                                                                                     4,095        4,306
5.00% 2009                                                                                     4,010        4,185
5.00% 2010                                                                                     4,175        4,322
Housing Dev. Auth., Homeownership Mortgage Bonds, 1995                                         3,000        3,149
Series A, 5.80% 2014

Tennessee - 1.93%
Memphis-Shelby County Airport Auth., Special Fac. Rev.                                        23,850       26,148
Bonds, Refunding Series 1992 (Federal Express Corp.),
 6.75% 2012
Health and Educational Fac. Board of the Metropolitan                                          6,600        8,433
Government of Nashville  and Davidson County
(Blakeford Project), 9.25% 2024

Texas - 4.06%
National Research Laboratory Commission, G.O. Bonds, Series                                   14,450       15,493
1990 (Superconducting Super Collider Project),
7.125% 2020 (Preref. 2000)
Bell County Health Fac. Dev. Corp.:
Hospital Rev. Ref. and Improvement Bonds (Cook Children's
Medical Center Project), Series 1998, FSA Insured:
5.25% 2008                                                                                     1,965        2,099
5.25% 2009                                                                                     2,070        2,205
5.25% 2010                                                                                     2,180        2,312
Retirement Facility Rev. Bonds (Buckner Retirement Services,
Inc. Obligated Group Project), Series 1998:
5.25% 2009                                                                                     1,620        1,678
5.00% 2010                                                                                       705          708
5.25% 2028                                                                                     3,400        3,337
Dallas/Forth Worth Internatinoal Airport Facility
Improvement Corp.:
American Airlines, Inc., Rev. Bonds, Series 1995, 6.00% 2014                                   9,790       10,402
Delta Air Lines, Inc., Rev. Ref. Bonds, Series 1993, 6.25% 2013                                2,400        2,571
Harris County Health Fac. Dev. Corp., SCH Health Care System
Rev. Bonds (Sisters of Charity of the
Incarnate Word, Houston):
Series 1991A, 7.10% 2021                                                                       8,000        8,851
Series 1994B, 6.25% 2027                                                                       1,500        1,806
Hidalgo County Health Services Corp., Hospital Rev. Bonds,
(Mission Hospital, Inc. Project), Series 1996:
7.000% 2008                                                                                    1,000        1,125
6.750% 2016                                                                                    1,740        1,923
North Texas Health Fac. Dev. Corp., United Regional Health                                     2,330        2,437
Care Systems Inc., MBIA Insured, 5.00% 2009
Northeast Medical Clinic, Hospital Auth., County of Humble,                                    1,000        1,165
Rev. Bonds, FSA  Insured, 6.25% 2012
Northside Independent School Dist. (Bexar, Medina and                                          3,500        3,711
Bandera Counties), Unlimited Tax School Building Bonds,
Series 1991, 6.375% 2008 (Preref. 2001)
Tarrant County Health Fac. Dev. Corp., Health Resources                                        4,000        4,333
Systems Rev. Bonds, Series 1997A, 5.50% 2007
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                          6,250        6,580
6.125% 2023

Utah - 0.82%
Housing Finance Agcy., Single Family Mortgage Bonds, 1995                                        920          950
Issue E (Federally Insured or Guaranteed Mortgage Loans),
5.50% 2024
Salt Lake City, Hospital Rev. Bonds, Series 1992
(IHC Hospitals, Inc.):
5.50% 2021                                                                                     8,100        8,259
6.25% 2023                                                                                     5,000        5,437

Vermont - 0.02%
Housing Finance Agcy., Single Family Housing Bonds,                                              290          298
Series 4, 5.75% 2012

Virginia - 1.53%
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series D:
Subseries D-3, Remarketing 5/30/96:
6.00% 2012                                                                                     1,430        1,528
6.00% 2012                                                                                     1,470        1,571
6.05% 2013                                                                                     1,510        1,614
6.05% 2013                                                                                     1,555        1,662
Subseries D-4, Remarketing 7/16/96:
6.00% 2009                                                                                     1,180        1,262
6.00% 2009                                                                                     1,220        1,304
6.05% 2010                                                                                     1,255        1,346
6.05% 2010                                                                                     1,290        1,384
Big Stone Gap Redevelopment and Housing Auth. Correctional                                     2,000        2,101
Facility Lease,Wallens Ridge Dev. Project, 5.25% 2010
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds
(INOVA Health Systems Hospital Project), Series 1993 A:
5.00% 2011                                                                                     1,300        1,345
5.00% 2023                                                                                     1,200        1,221
Industrial Dev. Auth. of Fairfax County, Hospital Rev. Ref.                                    1,850        1,928
Bonds (Inova Health System Hospitals Project),
Series 1993A, 4.80% 2005
Industrial Dev. Auth., of Hanover County, Hospital Rev. Bonds                                  1,000        1,185
(Memorial Regional Medical Center Project at Hanover
Medical Park),
 Series 1995, MBIA Insured, 6.50% 2009
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev.                                    2,500        2,827
Bonds (Sentara Hospitals-Norfolk Project),
Series 1991, 6.50% 2013
Pocahontas Parkway Association, Route 895 Connector Toll Road                                  5,000        5,134
Rev. Bonds, Senior Current Interest Bonds,
Series 1998A, 5.25% 2008

Washington - 4.17%
G.O., Series B, 5.50% 2010                                                                     2,000        2,193
Health Care Fac. Auth., Rev. Bonds, Refunding Series 1997A
(Virgina Mason Medical Center),
MBIA Insured, 6.00% 2007                                                                       1,500        1,681
Public Power Supply System:
Nuclear Project No. 1 Ref. Rev. Bonds:
Series 1997B,  5.13% 2014                                                                      9,000        9,134
Series 1989A, 6.00% 2017                                                                       2,000        2,042
Nuclear Project No. 2 Ref. Rev. Bonds:
Series 1990A,  7.375% 2012 (Preref. 2000)                                                      8,000        8,670
Series 1993B,  FSA Insured, 5.65% 2008                                                         3,030        3,326
Series 1994A:
6.00% 2007                                                                                    19,900       22,170
5.25% 2008                                                                                     5,000        5,250
Series 1998A,  5.75% 2008                                                                      2,000        2,199
Nuclear Project No. 3 Ref. Rev. Bonds, Series 1989B:
FGIC Insured, 7.00% 2000                                                                       4,500        4,778
5.375% 2015                                                                                    3,000        3,058
7.25% 2015 (Preref. 2000)                                                                      3,500        3,729
7.125% 2016                                                                                    5,250        6,595

Wisconsin - 1.35%
Health and Educational Fac. Auth. Rev. Bonds:
Children's Hospital Project, Series  1993, FGIC Insured,                                       2,000        2,168
5.50% 2006
Series 1998 (Children's Hospital of Wisconsin, Inc.),                                          1,130        1,225
AMBAC Insured, 5.625% 2015
Medical College of Wisconsin, Series 1993, 5.95% 2015                                          3,000        3,210
Health and Educational Fac. Auth. Rev. Ref. Bonds                                              2,505        2,607
(Wausau Hospital, Inc.), Series  A, AMBAC Insured, 5.00% 2009
Housing and Econ. Dev. Auth., Housing Rev. Bonds, 6.40% 2003                                   3,480        3,711
Pollution Control and Industrial Dev. Rev. Bonds (General                                      3,000        3,251
Motors Corp. Projects), City of Janesville, Series 1984,
 5.55% 2009
Public Power Incorporated System, Power Supply System Rev.                                       500          542
Bonds, Series 1990 A, AMBAC Insured,
7.40% 2020 (Preref. 2000)
City of Superior, Limited Obligation Ref. Rev. Bonds (Midwest                                  6,000        7,561
Energy Resources Co. Project),
Series E-1991 (Collateralized), FGIC Insured, 6.90% 2021

Wyoming - 0.06%
Community Dev. Auth., Single Family Mortgage Bonds, 1989                                          75           75
Series A, 7.90% 2017
Student Loan Corp., Student Loan Rev. Ref. Bonds, Series                                         950          980
1991, 6.25% 1999
                                                                                                           -----
                                                                                                        1,700,310
                                                                                                           -----
Tax-Exempt Securities Maturing in
One Year or Less - 4.07%
State of Arizona, Industrial Dev. Auth., County of Apache,                                     1,200        1,200
Industrial Dev. Rev. Bonds, 1983 C (Tuscon Electric Power Co.
Springerville Project), 3.30% 2018(2)
City of Chicago, Chicago-O'Hare International Airport,                                         1,300        1,300
Special Facility Rev. Bonds (American Airlines, Inc. Project),
 Series 1983A, 3.35% 2017(2)
State of Colorado, General Fund Tax and Rev. Anticipation                                      6,000        6,025
Notes, Series 1998A, 4.00% 6/25/99
State of Texas, City of Houston, Tax and Rev. Anticipation                                    10,000       10,065
Notes, Series 1998, 4.25% 6/30/99
State of Iowa, School Cash Anticipation Program, Iowa School                                   2,000        2,015
Corporations Warrant Certificates, 1998-99 Series A,
FSA Insured, 4.50% 6/25/99
State of Kentucky, Asset/Liability Commission, General Fund                                   13,500       13,611
 Tax and Rev. Anticipation Notes,
1998 Series A, 4.50% 6/25/99
State of New York, Long Island Power Auth., Electric System                                    3,000        3,000
Subordinated Rev. Bonds, 3.55% 2033(2)
Los Angeles County Metropolitan Transportation Auth.,                                         15,325       15,475
Proposition C Sales Tax Rev. Ref. Bonds,
Second Senior Bonds, Series 1998-A, AMBAC Insured, 4.50% 1999
Louisiana Offshore Terminal Auth., Deepwater Port Ref.                                         3,150        3,150
Rev. Bonds (LOOP INC. Project), First Stage Series B,
  5.40% 9/1/1998
Maricopa County, Arizona Pollution Control Corp., Pollution
control Rev. Ref. Bonds(2):
1984 Series E (El Paso Electric Co. Palo Verde Project),                                       2,100        2,100
3.25% 2014
1994 Series C, (Arizona Public Service Co. Palo Verde Project),                                1,700        1,700
  3.20% 2029
North Carolina Medical Care Commission, Varioable Rate                                         1,500        1,500
Demand Health Care Facility Rev. Bonds
(The Givens Estates, Inc. Project), Series 1997, 3.70% 2026(2)
Power County, Idaho, Pollution Control Revenue Bonds                                           2,100        2,100
(FMR Corp. Project), 3.70% 2010(3)
State of Texas, Tax and Rev. Anticipation  Notes, Series                                       4,000        4,044
1998, 4.50% 8/31/99
State of Alaska, City of Valdez, Marine Terminal Rev. Ref.                                     1,250        1,250
Bonds (Exxon Pipeline Co. Project), 1993 Series A,
3.20% 2033(2)
State of Wisconsin, Tax and Rev. Anticipation Notes,                                           7,000        7,054
4.50% 6/15/1999
                                                                                                         -------
                                                                                                           75,589
                                                                                                         -------
TOTAL TAX-EXEMPT SECURITIES (cost: $1,641,652,000)                                                      1,775,899
Excess of cash and receivables over payables                                                               17,754
                                                                                                         -------
NET ASSETS                                                                                             $1,793,653
                                                                                                       =========
(1)Purchased in a private-placement transaction; resale may
to limited to qualified institutional buyers;
resale to the public may require registration.
(2)Coupon rate changes periodically.


See Notes to Financial Statements

KEY TO ABBREVIATIONS

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facilities
Fin. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Rev. = Revenue
Rev. Ref. = Revenue Refunding

The Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at August 31, 1998 (dollars in thousands)
Assets:
 Tax-exempt securities (cost: $1,641,652)                     $1,777,608
 Cash                                                                  0
 Receivables for--
  Sales of investments                            $             3,705
  Sales of fund's shares                               5,868
  Accrued interest                                    23,830      33,403
                                                  ---------- -----------
                                                               1,811,011
Liabilities:
 Payables for--
  Chase Manhattan Bank                                   745
  Purchases of investments                             7,672
  Repurchases of fund's shares                         2,804
  Dividends payable                                    3,010
  Management services                                    520
  Accrued expenses                                       898      15,649
                                                  ---------- -----------
Net Assets at August 31, 1998--
 Equivalent to $12.60 per share on
 142,463,476 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                           $1,795,362
                                                             ===========
Statement of Operations
For the year ended August 31, 1998
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                              $95,178

 Expenses:
  Management services fee                             $5,969
  Distribution expenses                                4,211
  Transfer agent fee                                     443
  Reports to shareholders                                 69
  Registration statement and prospectus                  114
  Postage, stationery and supplies                       157
  Directors' fees                                         25
  Auditing and legal fees                                 42
  Custodian fee                                           13
  Taxes other than federal income tax                     21
  Other expenses                                          17
                                                 -----------      11,081
                                                             -----------
  Net investment income                                           84,097
                                                             -----------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                25,646
 Net unrealized appreciation on investments:
  Beginning of year                                  112,269
  End of year                                        135,956
                                                  ----------
   Net increase in unrealized appreciation
    on investments                                                23,687
                                                             -----------
  Net realized gain and increase in
   unrealized appreciation on investments                         49,333
                                                             -----------
Net Increase in Net Assets Resulting
 from Operations                                                $133,430
                                                             ===========
Statement of Changes in Net Assets
(dollars in thousands)


                                                  Year ended   August 31

                                                        1998         1997
                                                 ----------- -----------
Operations:
 Net investment income                            $           $
 Net realized gain on investments                     25,646       3,847
 Net increase in unrealized appreciation
  on investments                                      23,687      52,749
                                                 ----------- -----------
  Net increase in net assets
   resulting from operations                         133,430     137,119
                                                 ----------- -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net investment income                (84,100)    (80,789)
 Distributions from net realized gain on
  investments                                         (5,006)     (4,359)
                                                 ----------- -----------
  Total dividends and distributions                  (89,106)    (85,148)
                                                 ----------- -----------
Capital Share Transactions:
 Proceeds from shares sold:
  27,437,243 and 20,390,763
  shares, respectively                               341,812     246,583
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  4,320,816 and 4,336,074 shares,
  respectively                                        53,787      52,363
 Cost of shares repurchased:
  19,085,481 and 19,372,679
  shares, respectively                              (237,660)   (233,780)
                                                 ----------- -----------
  Net increase in net assets
   resulting from capital share
   transactions                                      157,939      65,166
                                                 ----------- -----------
Total Increase in Net Assets                         202,263     117,137
Net Assets:
 Beginning of year                                 1,593,099   1,475,962
                                                 ----------- -----------
 End of year                                      $1,795,362  $1,593,099
                                                 =========== ===========



See Notes to Financial Statements

Notes to Financial Statements

    1. The Tax-Exempt Bond Fund of America, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

    2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of August 31, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated $135,956,000, of which $136,361,000 related to appreciated securities and $405,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 1998. The cost of portfolio securities for book and federal income tax purposes was $1,641,652,000 at August 31, 1998.

    3. The fee of $5,969,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income, plus 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333 million and 2.25% of such income in excess of $8,333,333.

  Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1998, distribution expenses under the Plan were limited to $4,211,000, representing 0.25% of average net assets. Had no limitation been in effect, the fund would have paid $4,631,000 in expenses under the Plan. As of August 31, 1998, accrued and unpaid distribution expenses were $834,000.

  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $443,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $827,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1998, aggregate amounts deferred and earnings thereon were $51,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1998, accumulated undistributed net realized gain on investments was $24,216,000 and additional paid-in capital was $1,492,714,000.

  The fund made purchases and sales of investment securities $515,494,000 and $377,819,000, respectively, during the year ended August 31, 1998.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $13,000 was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS
                                                 Year    Ended   August        31



                                                 1998     1997      1996    1995     1994
Net Asset Value, Beginning
 of Year                                       $12.27   $11.86   $11.94   $11.65   $12.43
                                              -------  -------  -------  -------  -------
 Income from Investment
  Operations:
  Net investment income                           .62      .64      .64      .68      .67
  Net realized and
   unrealized gain
   (loss) on investments                          .37      .45      .01      .29     (.69)
                                              -------  -------  -------  -------  -------
   Total income from
    investment operations                         .99     1.09      .65      .97     (.02)
                                              -------  -------  -------  -------  -------
 Less Distributions:
  Dividends from net
   investment income                             (.62)    (.64)    (.64)    (.68)    (.68)
  Distributions from net
   realized gains                                (.04)    (.04)    (.09)       -     (.08)
                                              -------  -------  -------  -------  -------
   Total distributions                           (.66)    (.68)    (.73)    (.68)    (.76)
                                              -------  -------  -------  -------  -------
Net Asset Value, End of Year                   $12.60   $12.27   $11.86   $11.94   $11.65
                                              =======  =======  =======  =======  =======

Total Return*                                      8.2   9.39%     5.51%    8.70%   (.14)%

Ratios/Supplemental Data:
 Net assets, end of year
  (in millions)                                $1,795   $1,593   $1,476   $1,424   $1,385
 Ratio of expenses to average
  net assets                                      .66%     .68%     .68%     .66%     .69%
 Ratio of net income to
  average net assets                             4.98%    5.27%    5.35%    5.87%    5.53%
 Portfolio turnover rate                        23.19%   14.39%   26.89%   49.28%   22.40%



*Excludes maximum sales charge of 4.75%.

Report of Independent Accountants
To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 1998, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCooper LLP
Los Angeles, California

September 30, 1998

Tax Information (unaudited)

During the fiscal year ended August 31, 1998 the fund paid 62.1 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code and 3.1 cents per share of long -term capital gain distributions, of which 1.8 cents per share were 28% gains.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.

[The American Funds Group(R)]

Board of Directors

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President and Chief
Executive Officer, The Mission Group; former
President, Southern California Edison Company

Don R. Conlan
South Pasadena, California
President (retired), The Capital Group Companies, Inc.

Diane C. Creel
Long Beach, California
President and Chief Executive Officer,
The Earth Technology Corporation
(international consulting engineering)

Martin Fenton, Jr.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

Leonard R. Fuller
Marina del Rey, California
President, Fuller Consulting
(management consultants)

Abner D. Goldstine
Los Angeles, California
President of the fund
Senior Vice President and Director,
Capital Research and Management Company

Paul G. Haaga, Jr.
Los Angeles, California
Chairman of the Board of the fund
Executive Vice President and Director,
Capital Research and Management Company

Herbert Hoover III
San Marino, California
Private investor

Richard G. Newman
Los Angeles, California
Chairman of the Board, President and
Chief Executive Officer,
AECOM Technology Corporation
(architectural engineering)

Peter C. Valli retired from the Board of Directors effective March 17, 1998. He had been a Director of the fund since 1991. The Directors thank him for his many contributions to the fund.

Other Officers

Neil L. Langberg
Los Angeles, California
Senior Vice President of the fund
Vice President - Investment Management Group,
Capital Research and Management Company

Michael J. Downer
Los Angeles, California
Vice President of the fund
Senior Vice President -
Fund Business Management Group,
Capital Research and Management Company

Mark R. Macdonald
Los Angeles, California
Vice President of the fund
Vice President - Investment Management Group,
Capital Research and Management Company

Julie F. Williams
Los Angeles, California
Secretary of the fund
Vice President -
Fund Business Management Group,
Capital Research and Management Company

Anthony W. Hynes, Jr.
Brea, California
Treasurer of the fund
Vice President -
Fund Business Management Group,
Capital Research and Management Company

Kimberly S. Verdick
Los Angeles, California
Assistant Secretary of the fund
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

Todd L. Miller
Brea, California
Assistant Treasurer of the fund
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

Offices of the fund and
of the investment adviser,
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Independent accountants
PricewaterhouseCoopers LLP
400 South Hope Street
Los Angeles, California 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT
OR ANY OF THE FUND'S SERVICES, PLEASE
CONTACT YOUR FINANCIAL ADVISER. YOU MAY
ALSO CALL AMERICAN FUNDS SERVICE
COMPANY, TOLL-FREE, AT 800/421-0180 OR
VISIT www.americanfunds.com ON THE
WORLD WIDE WEB.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Preparing for the Year 2000

The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - are updating their computer systems to process date-related information properly following the turn of the century. Both are on track to complete modifications of significant internal systems by the end of 1998. Testing with business partners, vendors and other service providers is already under way. We will continue to keep you up-to-date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

Printed on recycled paper

Litho in USA  MED/L/3926
Lit.No. TEBF-011-1098
45023/15023